Variable Interest Entities (Details 9) (USD $)	Dec. 31, 2010		Dec. 31, 2009
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $73,056 and $38,315)	$ 489,892,000,000		$ 411,128,000,000
Customer receivables representing primarily margin loans to prime and retail brokerage	692,927,000,000		633,458,000,000
Total assets	2,117,605,000,000	[1]	2,119,673,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	77,649,000,000		15,225,000,000
Total liabilities	1,941,499,000,000	[1]	1,958,828,000,000
Variable Interest Enterprise Member
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	95,600,000,000		13,000,000,000
Other	3,500,000,000		5,000,000,000
Total assets	108,900,000,000		24,400,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	77,600,000,000		15,200,000,000
Other	2,000,000,000		2,200,000,000
Total liabilities	79,600,000,000		17,400,000,000
Variable Interest Enterprise Member | Firm-administered multi-seller conduits [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	21,100,000,000		2,200,000,000
Other	600,000,000		2,900,000,000
Total assets	21,700,000,000		5,100,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	21,600,000,000		4,800,000,000
Other	100,000,000		0
Total liabilities	21,700,000,000		4,800,000,000
Variable Interest Enterprise Member | Firm-administered multi-seller conduits [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $73,056 and $38,315)	0		0
Variable Interest Enterprise Member | Firm-sponsored credit card trusts [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	67,200,000,000		6,100,000,000
Other	1,300,000,000		800,000,000
Total assets	68,500,000,000		6,900,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	44,300,000,000		3,900,000,000
Other	0		0
Total liabilities	44,300,000,000		3,900,000,000
Variable Interest Enterprise Member | Firm-sponsored credit card trusts [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $73,056 and $38,315)	0		0
Variable Interest Enterprise Member | Mortgage securitization entities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	2,900,000,000		0
Other	0		0
Total assets	4,700,000,000		0
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	2,400,000,000		0
Other	1,600,000,000		0
Total liabilities	4,000,000,000		0
Variable Interest Enterprise Member | Mortgage securitization entities [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $73,056 and $38,315)	1,800,000,000		0
Variable Interest Enterprise Member | Vie Program Type Other [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Customer receivables representing primarily margin loans to prime and retail brokerage	4,400,000,000		4,700,000,000
Other	1,600,000,000		1,300,000,000
Total assets	14,000,000,000		12,400,000,000
Beneficial interests issued by consolidated variable interest entities (included $1,495 and $1,410 at fair value)	9,300,000,000		6,500,000,000
Other	300,000,000		2,200,000,000
Total liabilities	9,600,000,000		8,700,000,000
Variable Interest Enterprise Member | Vie Program Type Other [Member] | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $73,056 and $38,315)	8,000,000,000		6,400,000,000
Variable Interest Enterprise Member | Debt and equity securities [Member]
Information on assets and liabilities related to VIEs that are consolidated by the Firm [Abstract]
Trading assets (included assets pledged of $73,056 and $38,315)	$ 9,800,000,000		$ 6,400,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at December 31, 2010, and 2009. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.